Indemnification Liability (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Indemnity liability on loans			$ 0
Secured Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Loan hosting fee	8.00%
Secured Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Loan hosting fee	13.00%
Unsecured Debt [Member]
Debt Instrument [Line Items]
Variable rate description	unsecured loans and lines of credit had interest rates between 10.00% and 12.50%.
Lines of credit	$ 996,958
PCCU [Member]
Debt Instrument [Line Items]
Loan hosting fee		0.35%	0.25%